Fair Value Measurement - Schedule of significant unobservable inputs used in the fair value measurement (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Equity Securities, FV-NI, Gain (Loss)	¥ 537,694	$ 82,405	¥ (102,592)
Valuation Technique, Discounted Cash Flow [Member] | Discount Rate [Member]
Equity Securities, FV-NI, Gain (Loss)	360,433
Valuation Technique, Discounted Cash Flow [Member] | Discount Rate [Member] | Fair Value, Measurements, Recurring [Member]
Equity Securities, FV-NI, Gain (Loss)	¥ 364,298
Valuation Technique, Discounted Cash Flow [Member] | Weighted average cost of capital [member] | Fair Value, Measurements, Recurring [Member]
Equity Securities, FV-NI, Measurement Input	18	18
Valuation Technique, Discounted Cash Flow [Member] | Weighted average cost of capital [member] | Maximum [Member]
Equity Securities, FV-NI, Measurement Input	20	20
Valuation Technique, Discounted Cash Flow [Member] | Weighted average cost of capital [member] | Minimum [Member]
Equity Securities, FV-NI, Measurement Input	18	18
Valuation Technique, Discounted Cash Flow [Member] | Sales Growth Rate [member] | Maximum [Member]
Equity Securities, FV-NI, Measurement Input	143	143
Valuation Technique, Discounted Cash Flow [Member] | Sales Growth Rate [member] | Maximum [Member] | Fair Value, Measurements, Recurring [Member]
Equity Securities, FV-NI, Measurement Input	18.9	18.9
Valuation Technique, Discounted Cash Flow [Member] | Sales Growth Rate [member] | Minimum [Member]
Equity Securities, FV-NI, Measurement Input	(15)	(15)
Valuation Technique, Discounted Cash Flow [Member] | Sales Growth Rate [member] | Minimum [Member] | Fair Value, Measurements, Recurring [Member]
Equity Securities, FV-NI, Measurement Input	8	8
Valuation Technique, Discounted Cash Flow [Member] | EBIT Margin [member] | Maximum [Member]
Equity Securities, FV-NI, Measurement Input	9.2	9.2
Valuation Technique, Discounted Cash Flow [Member] | EBIT Margin [member] | Maximum [Member] | Fair Value, Measurements, Recurring [Member]
Equity Securities, FV-NI, Measurement Input	18	18
Valuation Technique, Discounted Cash Flow [Member] | EBIT Margin [member] | Minimum [Member]
Equity Securities, FV-NI, Measurement Input	(23)	(23)
Valuation Technique, Discounted Cash Flow [Member] | EBIT Margin [member] | Minimum [Member] | Fair Value, Measurements, Recurring [Member]
Equity Securities, FV-NI, Measurement Input	2.5	2.5
Valuation Technique Black Scholes Method [Member] | Discount Rate [Member] | Fair Value, Measurements, Nonrecurring [Member]
Equity Securities, FV-NI, Gain (Loss)	¥ 243,525
Valuation Technique Black Scholes Method [Member] | IPO Probability [member] | Maximum [Member] | Fair Value, Measurements, Nonrecurring [Member]
Alternative Investment, Measurement Input	0.40	0.40
Valuation Technique Black Scholes Method [Member] | IPO Probability [member] | Minimum [Member] | Fair Value, Measurements, Nonrecurring [Member]
Alternative Investment, Measurement Input	0.20	0.20
Valuation Technique Black Scholes Method [Member] | Volatility [member] | Maximum [Member] | Fair Value, Measurements, Nonrecurring [Member]
Alternative Investment, Measurement Input	0.52	0.52
Valuation Technique Black Scholes Method [Member] | Volatility [member] | Minimum [Member] | Fair Value, Measurements, Nonrecurring [Member]
Alternative Investment, Measurement Input	0.50	0.50